Investee Companies and other investments (Schedule of Composition of Financial Assets) (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]
Disclosure of associates [abstract]
Income receivable in connection with the Erez Electricity PSP	€ 1,249	€ 1,265
Composition of short-term and long-term financial assets	€ 1,249	€ 1,265	[1]	€ 4,470

[1]	Please refer to note 2C for functional and presentation currency.